CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)			$ 9,076,805	$ (12,567,023)	$ (9,188,357)	$ 5,846,503
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account			(113,123)	(55,209)	(91,362)	(66,897)
Change in fair value of warrant liability	$ (11,245,389)	$ 171,825	(11,318,082)	10,483,385	7,487,000	(12,722,918)
Offering costs allocated to warrant liability			667,259		667,259
Payment of formation costs through promissory note					1,548
Changes in operating assets and liabilities:
Prepaid expenses			66,195	107,811	(343,839)	230,699
Accounts payable and accrued expenses			1,431,191	1,150,713	859,811	5,400,831
Net cash used in operating activities			(857,014)	(880,323)	(607,940)	(1,311,782)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(1,230,341)		(230,000,000)
Cash withdrawn from Trust Account in connection with redemption			148,079,821
Net cash provided by investing activities			146,849,480		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor					25,000
Proceeds from sale of Units, net of underwriting discounts paid					225,400,000
Proceeds from sale of Private Placement Warrants					6,600,000
Proceeds from promissory note - related party			301,539	90,000	62,558	527,756
Repayment of promissory note - related party					(186,760)
Advance from related party			277,426
Convertible promissory note			1,500,000
Redemption of ordinary shares			(148,079,821)
Payment of offering costs					(500,442)
Net cash (used in) provided financing activities			(146,000,856)	90,000	231,400,356	527,756
Net Change in Cash			(8,390)	(790,323)	792,416	(784,026)
Cash - Beginning of period			8,390	792,416		792,416
Cash - End of period	$ 0	$ 2,093	$ 0	$ 2,093	792,416	$ 8,390
Non-cash investing and financing activities:
Offering costs paid through promissory note - related party					122,654
Deferred underwriting fee payable					$ 8,050,000